Penn Series Funds, Inc.
Schedule of Investments — March 31, 2021 (Unaudited)
International Equity Fund
	Number of Shares	Value†
COMMON STOCKS — 96.6%
Canada — 8.3%
Boyd Group Services, Inc.	38,628	$6,545,274
Canadian National Railway Co.	79,375	9,211,467
Constellation Software, Inc.	8,384	11,708,646
		27,465,387
China — 4.2%
NetEase, Inc.	217,827	4,432,697
Yum China Holdings, Inc.	162,297	9,477,990
		13,910,687
France — 11.1%
Air Liquide S.A.	57,496	9,392,380
LVMH Moet Hennessy Louis Vuitton S.E.	16,417	10,937,184
Safran S.A.*	35,446	4,823,911
Sartorius Stedim Biotech	12,271	5,053,839
Teleperformance	18,177	6,625,065
		36,832,379
Germany — 3.7%
adidas AG*	24,684	7,705,672
CTS Eventim AG & Co., KGaA*	78,448	4,548,281
		12,253,953
Hong Kong — 4.3%
Budweiser Brewing Co., APAC, Ltd.	2,893,322	8,634,449
Techtronic Industries Co., Ltd.	325,460	5,567,999
		14,202,448
India — 7.4%
Asian Paints Ltd.	103,785	3,601,841
Housing Development Finance Corp. Ltd.	280,437	9,581,777
Tata Consultancy Services Ltd.	264,612	11,501,219
		24,684,837
Ireland — 6.5%
Experian PLC	194,530	6,696,431
Flutter Entertainment PLC*	46,942	10,090,460
Medtronic PLC	42,061	4,968,666
		21,755,557
Italy — 2.9%
Ferrari N.V.	46,925	9,814,413
Japan — 9.0%
Asahi Group Holdings Ltd.	117,723	4,959,835
Hoya Corp.	85,930	10,092,749
Keyence Corp.	14,300	6,492,310
Obic Co., Ltd.	45,612	8,333,536
		29,878,430
Luxembourg — 3.5%
Eurofins Scientific S.E.*	122,623	11,721,137
Netherlands — 6.3%
Adyen N.V.*	2,779	6,203,379
IMCD N.V.	35,325	4,908,937
	Number of Shares	Value†

Netherlands — (continued)
Wolters Kluwer N.V.	113,195	$9,838,969
		20,951,285
South Korea — 2.9%
Douzone Bizon Co., Ltd.	15,788	1,369,898
Samsung Electronics Co., Ltd.	113,303	8,149,206
		9,519,104
Switzerland — 6.3%
Alcon, Inc.*	133,822	9,370,301
Nestle S.A.	102,743	11,451,037
		20,821,338
United Kingdom — 15.3%
Ashtead Group PLC	160,084	9,549,334
Diageo PLC	207,885	8,567,616
Halma PLC	311,392	10,191,226
London Stock Exchange Group PLC	50,331	4,815,411
Rentokil Initial PLC*	1,287,548	8,598,166
Unilever PLC	166,276	9,277,713
		50,999,466
United States — 4.9%
Mastercard, Inc., Class A	30,873	10,992,332
Mondelez International, Inc., Class A	88,649	5,188,626
		16,180,958
TOTAL COMMON STOCKS (Cost $268,806,564)		320,991,379

SHORT-TERM INVESTMENTS — 2.1%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 0.010%) (Cost $6,994,489)	6,994,489	6,994,489
TOTAL INVESTMENTS — 98.7% (Cost $275,801,053)		$327,985,868
Other Assets & Liabilities — 1.3%		4,260,433
TOTAL NET ASSETS — 100.0%		$332,246,301

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
AG— Aktiengesellschaft.
KGaA— Kommanditgesellschaft auf Aktien.
N.V.— Naamloze Vennootschap.
PLC— Public Limited Company.
S.A.— Societe Anonyme.
S.E.— Societas Europaea.

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2021 (Unaudited)
International Equity Fund
Country Weightings as of 03/31/2021††
United Kingdom	16%
France	11
Japan	9
Canada	9
India	8
Ireland	7
Netherlands	7
Other	33
Total	100%
††	% of total investments as of March 31, 2021.
COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Aerospace & Defense	1.5%	$4,823,911
Apparel	5.8	18,642,856
Auto Manufacturers	3.1	9,814,413
Beverages	6.9	22,161,900
Chemicals	5.6	17,903,158
Commercial Services	11.7	37,592,584
Computers	8.2	26,459,820
Cosmetics & Personal Care	2.9	9,277,713
Diversified Financial Services	7.9	25,389,520
Electronics	6.3	20,283,975
Entertainment	4.6	14,638,741
Food	5.2	16,639,663
Hand & Machine Tools	1.7	5,567,999
Healthcare Products	6.0	19,392,806
Healthcare Services	3.6	11,721,137
Machinery — Diversified	2.0	6,492,310
Media	3.1	9,838,969
Retail	3.0	9,477,990
Semiconductors	2.5	8,149,206
Software	5.5	17,511,241
Transportation	2.9	9,211,467
	100.0%	$320,991,379
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